Exhibit 99.19

Client Name:
Client Project Name:	OBX 2023-NQM4
Start - End Dates:	4/29/2022 - 3/21/2023
Deal Loan Count:	194

Conditions Report 2.0

Loans in Report:	194
Loans with Conditions:	58

10 - Total Active Conditions
10 - Non-Material Conditions
3 - Credit Review Scope
1 - Category: Assets
1 - Category: Income/Employment
1 - Category: Terms/Guidelines
7 - Property Valuations Review Scope
7 - Category: FEMA
66 - Total Satisfied Conditions

16 - Credit Review Scope
4 - Category: Assets
1 - Category: Credit/Mtg History
5 - Category: Insurance
2 - Category: Legal Documents
4 - Category: Terms/Guidelines
3 - Property Valuations Review Scope
2 - Category: Appraisal
1 - Category: FEMA
47 - Compliance Review Scope
1 - Category: APR Tolerance
1 - Category: Compliance Manual
2 - Category: Documentation
3 - Category: Federal Consumer Protection
2 - Category: RESPA
1 - Category: State Late Charges
37 - Category: TILA/RESPA Integrated Disclosure
0 - Total Waived Conditions

©2023 Clayton Services LLC. All rights reserved. Ownership and use of this report is governed by the legal agreement between Clayton and the party for which it was prepared. Any use not expressly authorized by such agreement, including reliance on this report by anyone other than such party, is prohibited.